Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Income [Abstract]
Summary of Other Income

	2021	2020	2019
	$’000	$’000	$’000
Interest income	456	477	779
Government grants
- Job Support Scheme	863	1,787	—
- Others	140	175	688
Rent concession	141	71	—
Reversal of provision for reinstatement cost	—	—	238
Others	123	291	155

	1,723	2,801	1,860